COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Expected Future Minimum Payment Obligations for Non-Cancelable Operating Leases Exceeding One Year

Expected future minimum payment obligations for non-cancelable operating leases exceeding one year are as follows as of December 31, 2012:

Years ending December 31,	Amount
(In millions)
2013	$20.2
2014	14.9
2015	11.7
2016	8.0
2017	6.1
Thereafter	32.8
$93.7